Supplementary cash flow information (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Supplementary cash flow information
Assets acquired	€ (2,082,291,000)	€ (36,062,000)
Liabilities assumed	190,406,000	2,608,000
Noncontrolling interest subject to put provisions	12,679,000
Noncontrolling interests	10,492,000
Non-cash consideration	6,518,000	2,864,000
Cash paid	1,862,196,000	30,590,000
Less cash acquired	42,496,000	252,000
Net cash paid for acquisitions	1,819,700,000	30,338,000
Cash paid for investments	282,000	146,867,000
Cash paid for intangible assets	8,543,000	4,198,000
Total cash paid for acquisitions and investments, net of cash acquired and purchases of intangible assets	1,828,525,000	181,403,000
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	6,782,000
Cash received from divestitures of available for sale financial assets	4,230,000	82,000
Cash received from repayment of loans		76,000
Proceeds from divestitures	(11,012,000)	€ (158,000)
Acquisition effect net income shareholders	€ 12,593,000